8. DEFERRED REVENUE	12 Months Ended
Dec. 31, 2015
Notes to Financial Statements
8. DEFERRED REVENUE

In February 2013, the Company entered into an equity participation and funding agreement with Sandstorm (the "2013 Agreement") that provided an upfront deposit (the "Deposit") from Sandstorm of $40 million. The Company will use future payments that it receives from its mineral property interests to purchase and deliver metal credits to Sandstorm, in amounts that are indexed to the Company's share of gold, silver and copper production from the Joint Venture Property as follows:

·	25.7% of the Company's share of gold and silver, and 2.5% of the Company's share of copper, produced from the portion of the Shivee Tolgoi mining licence included in the Joint Venture Property; and

·	33.8% of the Company's share of gold and silver, and 2.5% of the Company's share of copper, produced from the Javhlant mining licence.

In addition to the Deposit, upon delivery of the metal credits Sandstorm will make a cash payment to the Company equal to the lesser of the prevailing market price and $220 per ounce of gold, $5 per ounce of silver and $0.50 per pound of copper (subject to inflation adjustments). After approximately 8.6 million ounces of gold, 40.3 million ounces of silver and 9.1 billion pounds of copper have been produced from the entire Joint Venture Property, the cash payment will increase to the lesser of the prevailing market price and $500 per ounce of gold, $10 per ounce of silver and $1.10 per pound of copper (subject to inflation adjustments). To the extent that the prevailing market price is greater than the amount of the cash payment, the difference between the two will be credited against the Deposit (the net amount of the Deposit being the "Unearned Balance").

The Company is not required to deliver actual metal, and the Company may use revenue from any of its assets to purchase the requisite amount of metal credits. The Company recorded the Deposit as deferred revenue and will recognize amounts in revenue as metal credits are delivered to Sandstorm, which are expected to be delivered until after 2020. As a nonmonetary item, the deferred revenue balance is recorded at the historical basis of C$40,032,000 and is subject to foreign currency fluctuations upon conversion to US dollars at each reporting period.

On February 23, 2016, the Company and Sandstorm entered into an Agreement to Amend the 2013 Agreement (Note 18, Subsequent Events).